Identifiable Intangible Assets, Net - Summary of Estimated Aggregate Amortization Expense (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Estimated Aggregate Amortization Expense, For the year ending June 30, 2026	$ 1,130
Estimated Aggregate Amortization Expense, For the year ending June 30, 2027	1,096
Estimated Aggregate Amortization Expense, For the year ending June 30, 2028	1,068
Estimated Aggregate Amortization Expense, For the year ending June 30, 2029	1,045
Estimated Aggregate Amortization Expense, For the year ending June 30, 2030	1,027
Estimated Aggregate Amortization Expense, Thereafter	6,643
Net Carrying Amount	$ 12,009	$ 11,037